Share Capital - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions		3 Months Ended		6 Months Ended
	May 31, 2019	Apr. 30, 2020	Jan. 31, 2020	Apr. 30, 2020	Mar. 13, 2020	Mar. 12, 2020
Disclosure of objectives, policies and processes for managing capital [line items]
Regulatory capital requirements, Domestic Stability Buffer					1.00%	2.00%
Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Canada Domestic systemically important bank CET1 surcharge				1.00%
Bottom of range [member] | Basel III requirement [member]
Disclosure of objectives, policies and processes for managing capital [line items]
CET1 ratio				9.00%
Tier 1 capital ratio				10.50%
Total capital ratio				12.50%
Common shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Number of shares purchased under normal course issuer bid	9,000,000
Shares purchased and cancelled		710,800	1,497,800	2,208,600
Shares Repurchased Average Price Per Share		$ 96.81		$ 106.03
Shares purchased and cancelled, amount		$ 69		$ 234
Non cumulative Series 41 class A preferred shares [member]
Disclosure of objectives, policies and processes for managing capital [line items]
Dividend rate			3.909%
Share conversion basis				Holders of the Non-cumulative Rate Reset Class A Preferred Shares Series 41 (NVCC) (Series 41 shares) had the option to convert their shares into Non-cumulative Floating Rate Class A Preferred Shares Series 42 (NVCC) (Series 42 shares) on a one-for-one basis on January 31, 2020. As the conditions for conversion were not met, no Series 42 shares were issued, and all of the Series 41 shares remain outstanding.